Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 23, 2014
Entity Registrant Name	dei_EntityRegistrantName	THOMPSON IM FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 23, 2014
Prospectus Date	rr_ProspectusDate	Jan. 23, 2014
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | Thompson LargeCap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	thpgx